Investments - Schedule of Maturities of Fixed Maturity Securities Available-for-Sale (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Amortized Cost
Amortized Cost	$ 3,745.3
Fair Value
Fair Value	4,028.9	$ 3,391.6
Corporate, Municipal, U.S. Government and Other securities
Amortized Cost
Due in one year or less	32.3
Due after one year through five years	243.2
Due after five years through ten years	416.9
Due after ten years	2,289.1
Subtotal	2,981.5
Fair Value
Due in one year or less	33.2
Due after one year through five years	250.8
Due after five years through ten years	440.3
Due after ten years	2,550.5
Subtotal	3,274.8
Mortgage-backed securities
Amortized Cost
Amortized cost, without single maturity date	171.2
Fair Value
Fair value, without single maturity date	176.3
Asset-backed securities
Amortized Cost
Amortized cost, without single maturity date	592.6
Amortized Cost	592.6	540.8
Fair Value
Fair value, without single maturity date	577.8
Fair Value	$ 577.8	$ 511.5